Commitments, Option Agreements and Contingencies - Schedule of Contractual Commitments and Obligations (Details)	Dec. 31, 2024 USD ($)
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations	$ 459,227
Less than 1 Year [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations	459,227
Years 2 – 5 [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations
After 5 Years [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations
Other lease commitments [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations	145,400	[1]
Other lease commitments [Member] | Less than 1 Year [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations	145,400	[1]
Other lease commitments [Member] | Years 2 – 5 [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations		[1]
Other lease commitments [Member] | After 5 Years [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations		[1]
Service contracts [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations	313,827	[2]
Service contracts [Member] | Less than 1 Year [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations	313,827	[2]
Service contracts [Member] | Years 2 – 5 [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations		[2]
Service contracts [Member] | After 5 Years [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations		[2]

[1]	Other lease commitments represent contractual lease payments payable over future periods.
[2]	Service contracts represent commitments in respect of drilling.